Schedule of taxes recoverable and government grants and tax credits receivable (Details) - CAD ($)	Aug. 31, 2026	Feb. 28, 2026
Notes and other explanatory information [abstract]
Mining tax credits receivable	$ 2,336,013	$ 1,799,625
Government grants receivable	1,463,356	410,371
GST/HST/QST recoverable	1,212,167	1,138,188
Total tax credits/grants receivable	$ 5,011,536	$ 3,348,184